DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
EBP, Contribution
The Company’s matching contributions are generally as follows:

Company
Employee Contribution	Match
First 2% of participant’s eligible compensation	100%
Next 2% of participant’s eligible compensation	50%
Next 4% of participant’s eligible compensation	25%
The Company credits participants who meet eligibility requirements with a RAC each pay period in an amount determined as a percentage of eligible compensation for each pay period as follows:

Percentage of
Participant’s Age	Compensation
Less than 35	3%
35–49	4%
50 or older	5%